FINANCE EXPENSE, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Interest income	$ (72)	$ (26)
Interest expense, net of capitalized interest (see Note 7)	6,039	6,167
Net foreign exchange gain	(172)	(749)
Accretion of rehabilitation provision	1,245	1,368
Conversion make-whole payment	1,445	1,072
Finance expense, net	$ 8,485	$ 7,832